Document And Entity Information	6 Months Ended
Jun. 30, 2018
Document Information [Line Items]
Entity Registrant Name	LINGO MEDIA CORP
Entity Central Index Key	0001177167
Trading Symbol	lmdc
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	Q2
Amendment Flag	false